Other operating income/(expense) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nicotine replacement therapy business
Disclosure of Other Operating (Expense)/Income
Gains (losses) on disposal of intangible assets and businesses	£ 12	£ 121
Lamisil
Disclosure of Other Operating (Expense)/Income
Gains (losses) on disposal of intangible assets and businesses			£ (10)